Recently issued accounting standards	12 Months Ended
Dec. 31, 2019
Recently issued accounting standards
2 Recently issued accounting standards
> Refer to “Note 2 – Recently issued accounting standards” in VI – Consolidated financial statements – Credit Suisse Group for recently adopted accounting standards and standards to be adopted in future periods.
The impact on the Bank’s and Group’s financial position, results of operations or cash flows was or is expected to be identical.